Other Comprehensive Income (Loss) (Schedule Of Tax Effects Allocated To Each Component Of Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before- Tax Amount	$ 143,317	$ 16,673	$ (235,519)
Tax Benefit (Expense)	296	14,136	(21,189)
OTHER COMPREHENSIVE INCOME (LOSS)	143,613	30,809	(256,708)
Net unrealized gain (loss) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Reclassification, Before Tax Amount	(811)	(1,588)	2,349
Before Reclassification, Tax Benefit (Expense)	296	674	(50)
Before Reclassification, Net-of-Tax Amount	(515)	(914)	2,299
Reclassification, Before Tax Amount	0	(6)	0
Reclassification, Tax Benefit (Expense)	0	0	0
Reclassification, Net-of-Tax Amount	0	(6)	0
Before- Tax Amount	(811)	(1,594)	2,349
Tax Benefit (Expense)	296	674	(50)
OTHER COMPREHENSIVE INCOME (LOSS)	(515)	(920)	2,299
Net unrealized gain (loss) on foreign currency
Accumulated Other Comprehensive Income (Loss) [Line Items]
Before Reclassification, Before Tax Amount	31,202	18,267	(263,425)
Before Reclassification, Tax Benefit (Expense)	0	13,462	(21,297)
Before Reclassification, Net-of-Tax Amount	31,202	31,729	(284,722)
Reclassification, Before Tax Amount	112,926	0	25,557
Reclassification, Tax Benefit (Expense)	0	0	158
Reclassification, Net-of-Tax Amount	112,926	0	25,715
Before- Tax Amount	144,128	18,267	(237,868)
Tax Benefit (Expense)	0	13,462	(21,139)
OTHER COMPREHENSIVE INCOME (LOSS)	$ 144,128	$ 31,729	$ (259,007)